Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%
				0.87%
Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$111,630,206.53	0.4180907	$76,365,678.07	0.2860138	$35,264,528.46
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$1,015,930,206.53	0.8673527	$980,665,678.07	0.8372455	$35,264,528.46

Weighted Avg. Coupon (WAC)	4.67%		4.66%
Weighted Avg. Remaining Maturity (WARM)	57.72		56.85
Pool Receivables Balance	$1,198,930,258.03		$1,165,876,727.64
Remaining Number of Receivables	74,844		73,811

Adjusted Pool Balance	$1,165,354,893.95		$1,133,445,759.16

III. COLLECTIONS

Principal:
Principal Collections	$32,051,721.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$306,321.74
Total Principal Collections	$32,358,042.81

Interest:
Interest Collections	$4,705,744.09
Late Fees & Other Charges	$52,298.19
Interest on Repurchase Principal	$-
Total Interest Collections	$4,758,042.28

Collection Account Interest	$4,708.35
Reserve Account Interest	$1,027.07
Servicer Advances	$-

Total Collections	$37,121,820.51

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Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

	Total Collections					$37,121,820.51
	Reserve Account Release					$-
	Reserve Account Draw					$-
Total Available for Distribution						$37,121,820.51
			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$999,108.55		$999,108.55	$999,108.55
	Collection Account Interest					$4,708.35
	Late Fees & Other Charges					$52,298.19
Total due to Servicer						$1,056,115.09

3.	Class A Noteholders Interest:
	Class A-1 Notes		$39,136.12		$39,136.12
	Class A-2 Notes		$126,825.00		$126,825.00
	Class A-3 Notes		$338,691.67		$338,691.67
	Class A-4 Notes		$296,524.17		$296,524.17

	Total interest:		$801,176.96		$801,176.96	$801,176.96

	Available Funds Remaining:					$35,264,528.46

4.	Principal Distribution Amount:					$35,264,528.46

			Distributable Amount		Paid Amount
	Class A-1 Notes				$35,264,528.46
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		40,304,818.97		$35,264,528.46
	Total Noteholders Principal				$35,264,528.46

5.	Available Amounts Remaining to reserve account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,575,364.08
Beginning Period Amount	$33,575,364.08
Current Period Amortization	$1,144,395.60
Ending Period Required Amount	$32,430,968.48
Ending Period Amount	$32,430,968.48
Next Distribution Date Required Amount	$31,305,703.95

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$149,424,687.42	$152,780,081.09	$157,820,371.60
Overcollateralization as a % of Adjusted Pool		12.82%	13.48%	13.92%

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Hyundai Auto Receivables Trust 2010-B Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.13%	73,169	99.29%	$1,157,647,074.40
30 - 60 Days	0.70%	515	0.55%	$6,387,450.22
61 - 90 Days	0.15%	113	0.14%	$1,591,084.33
91 + Days	0.02%	14	0.02%	$251,118.69
		73,811		$1,165,876,727.64
Total
Delinquent Receivables 61 + days past due	0.17%	127	0.16%	$1,842,203.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	97	0.12%	$1,442,071.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.10%	76	0.09%	$1,073,732.47
Three-Month Average Delinquency Ratio	0.13%		0.12%

Repossession in Current Period		38		$769,254.97
Repossession Inventory		53		$894,790.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,001,809.32
Recoveries				$(306,321.74)
Net Charge-offs for Current Period				$695,487.58

Beginning Pool Balance for Current Period				$1,198,930,258.03

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.10%
Three-Month Average Net Loss Ratio for Current Period				0.38%

Cumulative Net Losses for All Periods				$1,204,405.98
Cumulative Net Losses as a % of Initial Pool Balance				0.09%

Principal Balance of Extensions				$3,579,110.72
Number of Extensions				225

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